Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2017
Interest and Finance Costs
Interest and Finance Costs
	Six months ended June 30,
	2017	2016
Interest expense (Note 5)	$17,853	$16,358
Amortization and write-off of deferred financing fees	3,723	990
Commitment fees (Note 5)	—	2
Other	1,042	55
Total	$22,618	$17,405